Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
June 30, 2023
FBF-Y20-NPRT1-0823
1.9892467.104
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $1,175,611)	1,180,000	1,176,054

Domestic Equity Funds - 23.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	2,874,071	40,122,035
Fidelity Series Commodity Strategy Fund (c)	57,466	5,562,746
Fidelity Series Large Cap Growth Index Fund (c)	1,455,185	25,349,330
Fidelity Series Large Cap Stock Fund (c)	1,475,735	27,891,389
Fidelity Series Large Cap Value Index Fund (c)	3,581,760	51,828,067
Fidelity Series Small Cap Core Fund (c)	12,161	124,897
Fidelity Series Small Cap Opportunities Fund (c)	981,135	12,637,023
Fidelity Series Value Discovery Fund (c)	1,290,404	19,123,785
TOTAL DOMESTIC EQUITY FUNDS (Cost $154,207,092)		182,639,272

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	860,980	12,277,581
Fidelity Series Emerging Markets Fund (c)	1,237,462	10,283,310
Fidelity Series Emerging Markets Opportunities Fund (c)	3,445,604	58,402,981
Fidelity Series International Growth Fund (c)	1,742,293	28,625,867
Fidelity Series International Index Fund (c)	1,035,163	11,873,314
Fidelity Series International Small Cap Fund (c)	547,351	8,883,503
Fidelity Series International Value Fund (c)	2,586,806	28,610,073
Fidelity Series Overseas Fund (c)	2,283,652	28,637,001
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $175,969,480)		187,593,630

Bond Funds - 48.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,302,382	21,711,462
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,739,492	61,141,990
Fidelity Series Corporate Bond Fund (c)	4,797,268	43,415,277
Fidelity Series Emerging Markets Debt Fund (c)	528,876	3,913,679
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	139,796	1,314,084
Fidelity Series Floating Rate High Income Fund (c)	83,686	749,823
Fidelity Series Government Bond Index Fund (c)	6,912,407	63,386,776
Fidelity Series High Income Fund (c)	482,499	3,951,666
Fidelity Series International Developed Markets Bond Index Fund (c)	3,515,948	30,166,834
Fidelity Series Investment Grade Bond Fund (c)	6,501,215	64,687,087
Fidelity Series Investment Grade Securitized Fund (c)	4,942,307	43,986,531
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,625,651	33,866,420
Fidelity Series Real Estate Income Fund (c)	112,671	1,079,387
TOTAL BOND FUNDS (Cost $427,014,904)		373,371,016

Short-Term Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	968,427	968,621
Fidelity Series Government Money Market Fund 5.17% (c)(e)	5,450,871	5,450,871
Fidelity Series Short-Term Credit Fund (c)	184,861	1,776,516
Fidelity Series Treasury Bill Index Fund (c)	1,418,261	14,097,517
TOTAL SHORT-TERM FUNDS (Cost $22,370,802)		22,293,525

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $780,737,889)	767,073,497
NET OTHER ASSETS (LIABILITIES) - 0.0%	(132,089)
NET ASSETS - 100.0%	766,941,408

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	153	Sep 2023	17,176,641	(293,455)	(293,455)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	174	Sep 2023	18,634,313	(283,119)	(283,119)

TOTAL PURCHASED					(576,574)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	Sep 2023	5,834,725	(132,558)	(132,558)
ICE MSCI EAFE Index Contracts (United States)	37	Sep 2023	3,987,675	(29,593)	(29,593)
ICE MSCI Emerging Markets Index Contracts (United States)	140	Sep 2023	6,985,300	68,453	68,453

TOTAL SOLD					(93,698)

TOTAL FUTURES CONTRACTS					(670,272)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,176,054.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,067,310	5,369,706	5,468,395	15,555	-	-	968,621	0.0%
Total	1,067,310	5,369,706	5,468,395	15,555	-	-	968,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,154,323	3,321,205	633,541	-	268	(130,793)	21,711,462
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	62,204,379	2,380,754	2,144,203	9,103	(336,105)	(962,835)	61,141,990
Fidelity Series Blue Chip Growth Fund	40,202,748	828,414	7,210,854	-	(1,258,450)	7,560,177	40,122,035
Fidelity Series Canada Fund	12,278,900	470,726	946,100	-	27,368	446,687	12,277,581
Fidelity Series Commodity Strategy Fund	5,250,693	626,578	183,264	-	(1,309)	(129,952)	5,562,746
Fidelity Series Corporate Bond Fund	42,334,544	2,858,700	1,312,912	428,407	398	(465,453)	43,415,277
Fidelity Series Emerging Markets Debt Fund	3,858,623	152,270	124,165	58,357	427	26,524	3,913,679
Fidelity Series Emerging Markets Debt Local Currency Fund	1,309,954	27,009	61,525	-	1,610	37,036	1,314,084
Fidelity Series Emerging Markets Fund	8,660,587	1,409,232	-	-	-	213,491	10,283,310
Fidelity Series Emerging Markets Opportunities Fund	59,186,908	-	2,468,275	-	(253,408)	1,937,756	58,402,981
Fidelity Series Floating Rate High Income Fund	735,126	32,439	25,275	16,550	59	7,474	749,823
Fidelity Series Government Bond Index Fund	62,572,777	4,016,479	1,918,687	416,776	906	(1,284,699)	63,386,776
Fidelity Series Government Money Market Fund 5.17%	4,771,231	1,381,393	701,753	60,789	-	-	5,450,871
Fidelity Series High Income Fund	3,937,860	145,224	136,484	59,428	429	4,637	3,951,666
Fidelity Series International Developed Markets Bond Index Fund	30,207,163	1,295,558	955,550	423,806	909	(381,246)	30,166,834
Fidelity Series International Growth Fund	28,501,300	597,592	1,613,501	-	(116,052)	1,256,528	28,625,867
Fidelity Series International Index Fund	11,818,514	404,999	727,835	-	21,483	356,153	11,873,314
Fidelity Series International Small Cap Fund	8,924,463	185,967	350,956	-	(70,880)	194,909	8,883,503
Fidelity Series International Value Fund	28,348,909	965,413	1,894,734	-	47,817	1,142,668	28,610,073
Fidelity Series Investment Grade Bond Fund	63,748,517	3,804,474	1,976,531	628,108	1,739	(891,112)	64,687,087
Fidelity Series Investment Grade Securitized Fund	43,890,419	2,101,146	1,375,861	409,748	3,492	(632,665)	43,986,531
Fidelity Series Large Cap Growth Index Fund	25,466,194	587,096	3,741,879	61,625	834,456	2,203,463	25,349,330
Fidelity Series Large Cap Stock Fund	27,861,088	580,555	2,476,324	-	147,978	1,778,092	27,891,389
Fidelity Series Large Cap Value Index Fund	52,010,771	1,805,721	4,145,354	-	79,805	2,077,124	51,828,067
Fidelity Series Long-Term Treasury Bond Index Fund	34,057,701	1,907,457	1,060,060	252,160	2,780	(1,041,458)	33,866,420
Fidelity Series Overseas Fund	28,473,627	597,592	1,705,710	-	(9,893)	1,281,385	28,637,001
Fidelity Series Real Estate Income Fund	1,370,627	49,279	350,302	20,106	(43,955)	53,738	1,079,387
Fidelity Series Short-Term Credit Fund	1,822,231	96,936	135,296	12,257	118	(7,473)	1,776,516
Fidelity Series Small Cap Core Fund	83,092	37,383	-	73	-	4,422	124,897
Fidelity Series Small Cap Opportunities Fund	12,721,106	492,370	1,241,975	-	(79,003)	744,525	12,637,023
Fidelity Series Treasury Bill Index Fund	12,664,449	2,367,236	922,099	159,309	(1,534)	(10,535)	14,097,517
Fidelity Series Value Discovery Fund	19,036,735	721,532	1,200,026	-	4,759	560,785	19,123,785
	757,465,559	36,248,729	43,741,031	3,016,602	(993,788)	15,949,353	764,928,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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